Revenue	12 Months Ended
Dec. 31, 2018
Revenue.
Revenue

Note 14 – Revenue

Revenue classified by commodity, geography and type is comprised of the following:

	2018	2017
Commodity
Gold(1)	$435.8	$467.2
Silver	78.2	98.1
Platinum-group metals(1)	39.1	44.5
Other mining commodities	14.0	18.2
Energy	86.1	47.0
	$653.2	$675.0
Geography
Latin America	$268.3	$326.0
United States	137.2	100.2
Canada(1)	122.6	125.5
Rest of World	125.1	123.3
	$653.2	$675.0
Type
Revenue-based royalties	$197.9	$155.8
Streams(1)	371.7	443.3
Profit-based royalties	44.0	37.0
Other	39.6	38.9
	$653.2	$675.0
1.	Includes $1.3 million and $2.4 million of provisional price adjustments for gold and platinum-group metals, respectively, for the year ended December 31, 2018.